Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 31,196	$ 32,632	$ 31,529
Cost of goods sold	25,534	26,551	25,569
Other, net	399	328	280
Interest expense	1,318	1,196	1,209
Income taxes	467	671	564
Net income attributable to CNH Industrial	710	677	757
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to CNH Industrial	93	(19)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(14)	(15)
Cost of goods sold	7	(7)
Other, net	30	(59)
Interest expense	12	14
Income taxes		12
Net income attributable to CNH Industrial	35	(55)
Reclassification out of Accumulated Other Comprehensive Income | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	82	95
Amortization of prior service cost	(9)	(9)
Income taxes	(15)	(48)
Net income attributable to CNH Industrial	58	38
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gain (Loss) on Available for Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		(3)
Income taxes		1
Net income attributable to CNH Industrial		$ (2)